Retirement plans - Asset allocation (Details)	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Equity securities	15.00%	20.00%
Debt securities	52.00%	49.00%
Cash and other short-term securities	33.00%	31.00%
Total	100.00%	100.00%